Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2013
Comprehensive Income (Loss)
Comprehensive Income (Loss)

9. Comprehensive Income (Loss)

        Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, other events, and circumstances from non-owner sources. Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), which includes certain changes in equity that are excluded from net income (loss). Comprehensive loss has been disclosed in the accompanying statements of operations and comprehensive income (loss) and equals the Company's net loss for all periods presented.